DWS Short Duration Fund Expense Example - DWS Short Duration Fund	Jan. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 300
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,263
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,711
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	617
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	740
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	$ 807